Other non-financial liabilities - Summary of Other non-financial liabilities (Details) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Non-current
Deferred government grant	₨ 192	$ 2	₨ 203
Provision for gratuity (refer Note 36)	266	3	207
Others	174	2	3
Other non-current non-financial liabilities	632	8	413
Current
Deferred government grant	11	0	11
Provision for gratuity (refer Note 36)	33	0	24
Provision for compensated absences	304	4	247
Advance received against sale of assets			64
Statutory dues payable	4,322	52	4,053
Other current non-financial liabilities	₨ 4,670	$ 56	₨ 4,399